Statement of Changes in Net Assets Available for Benefits - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INVESTMENT INCOME:
Net appreciation in fair value of investments	$ 54,035,627	$ 31,882,492
Interest and dividends	10,317,224	3,997,190
Other income	88,266	97,561
Investment income before investment-related expenses	64,441,117	35,977,243
Less: investment-related expenses	(864,466)	(419,949)
Net investment income	63,576,651	35,557,294
CONTRIBUTIONS:
Participant	20,536,421	15,796,721
Participant Rollover	1,318,954	5,366,203
Employer	8,252,876	2,924,637
Other	(193,926)	(59,171)
Total contributions	29,914,325	24,028,390
DEDUCTIONS:
Benefits paid to participants	(43,885,338)	(23,618,635)
Total deductions	(43,885,338)	(23,618,635)
NET INCREASE IN NET ASSETS BEFORE PLAN MERGER	49,605,638	35,967,049
PLAN MERGERS:
Plan mergers	188,172,557	22,011,512
NET INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	237,778,195	57,978,561
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	298,828,102	240,849,541
End of year	$ 536,606,297	$ 298,828,102